Loss per Share - Summary of Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss for the year, attributable to the shareholders of the parent	$ (201,949)	$ (416,874)	$ (392,567)
Weighted average number of shares, Basic (thousands)	596,886,163	593,600,863	592,031,935
Weighted average number of shares, Diluted (thousands)	596,886,163	593,600,863	592,031,935
Basic loss per share, U.S. $	$ (0.34)	$ (0.7)	$ (0.66)
Diluted loss per share, U.S. $	$ (0.34)	$ (0.7)	$ (0.66)